Offerings	Jun. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value
Amount Registered | shares	19,688,012
Proposed Maximum Offering Price per Unit	5.4810
Maximum Aggregate Offering Price	$ 107,909,993.77
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,902.37
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). The fee payable in connection with the offering pursuant to this prospectus supplement has been paid in accordance with Rule 456(b) under the Securities Act, and represents deferred payment of the registration fees in connection with the registrant’s Registration Statement on Form S-3 (File No. 333-295819). Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from (a) the sale of 13,683,634 shares of common stock and the accompanying 6,004,378 warrants for an aggregate price of $74,999,997.95 and (b) the assumed exercise in full of all of the warrants, which would yield gross proceeds to the Company equal to a maximum of $32,909,995.82.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock, par value
Amount Registered | shares	6,004,378
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee is payable with respect to the warrants offered hereby since the warrants offered hereby are being registered in the same registration statement as the shares of common stock underlying the warrants. In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the securities being registered.